Acquisition (Tables)	12 Months Ended
Dec. 31, 2022
Acquisition
Schedule of purchase price for the acquisition

Amount
RMB
Total Cash consideration	99,896
Plus: Fair value of equity consideration as of acquisition date	16,969
Purchase consideration	116,865

Schedule of fair value of the assets acquired and liabilities assumed

	Amount	Amortization
	RMB	Period
Intangible assets
Customer relationships	3,300	3 years
Trade names	4,822	10 years
Developed technology	17,833	7 years
Goodwill	115,414
Net liabilities assumed	(18,021)
Deferred tax liabilities	(6,483)
	116,865

Schedule of goodwill

	December 31, 2021	December 31, 2022
	RMB	RMB
Goodwill	115,414	115,414
Less: impairment	—	(69,853)
Goodwill, net	115,414	45,561